GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1:- GENERAL

a)	ViryaNet Ltd., an Israeli corporation (the “Company”), was established in 1988. The Company develops, markets and supports integrated mobile and Web-based software applications for workforce management and the automation of field service delivery. The Company also provides additional software applications.

b)	The Company has three wholly-owned subsidiaries in the United States (ViryaNet Inc. and its subsidiaries— iMedeon Inc., which is not active, and Utility Partners Inc. (collectively, “ViryaNet U.S.”)). During the year ended December 31, 2011, ViryaNet Inc sold ViryaNet PTY Ltd., its subsidiary in Australia (“ViryaNet Australia”), and the Company decided to strike off its wholly inactive subsidiary in the U.K., ViryaNet Europe Ltd, (“ViryaNet Europe”), by filing an application with the U.K. Companies House in December 2011, which became effective in April 2012 (see Note 3).

c)	The Company’s sales are generated in North America, Europe, and Asia-Pacific. As for major customers, see Note 14.

d)	The Company devotes substantial efforts towards activities such as research and development, and marketing and selling its products. In the course of such activities, the Company and its subsidiaries have generated variable levels of revenues and operating results over the past several years and have not achieved positive working capital. There is no assurance that profitable operations or positive cash flows from operations can be achieved on a continuing basis.